DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2022
DEBENTURES.
Schedule of debentures

	General	Quantity as of December 31, 2022
Issuance	Meeting	Issued	Held in treasury	Maturity	2022	2021
14th	August 26, 2014	20,000	20,000	August 30, 2024	—	—
15th	November 09, 2018	—	—	November 21, 2022	—	1,513,958
16th - A	April 25, 2019	600,000	—	May 6, 2023	612,159	607,031
16th - B	April 25, 2019	800,000	—	May 6, 2026	815,614	808,918
Total Consolidated					1,427,773	2,929,907

Current					628,886	1,531,956
Non-current					798,887	1,397,951

Schedule of amortization of long term debentures

	2022	2021
2023	—	599,390
2026	798,887	798,561
	798,887	1,397,951